Net Finance Costs - Disclosure Of Finance Income Expense Explanatory (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Finance Income Expense [Abstract]
Interest income under the effective interest		S/ 328	S/ 186	S/ 150
Cash flow hedges settlement - Swaps		3,285
Interest on term deposits		12,399	8,747	6,734
Exchange difference	[1]		75,852
Interest income on other investments		8,358	8,030
Others		440	163	26
Finance income		24,810	92,978	6,910
Financial liabilities measured at amortized cost – interest expense	[2]	471,248	522,258	196,673
Interest from leases liabilities		12,855	13,465	11,824
Exchange difference	[1]	41,709		57,771
Cash flow hedges - reclassified from OCI for costs of hedging reserve		34,482	86,135	28,097
Change in fair value of contingent consideration	[3]	2,492	2,011	6,692
Financial assets at FVTPL – net change in fair value: Derivate assets mandatorily measured at FVTPL		7,714	9,813	4,377
Extinguishment of debt		5,595	62,193
Financial debt prepayment penalty			53,285	9
Unwind of derivative financial instruments measured at FVOCI		7,550
Cash flow hedges settlement - Swaps		3,781
Others	[4]	46,167	34,622	7,258
Finance costs		S/ 633,593	S/ 783,782	S/ 312,701

[1]	In 2024, the net exchange difference includes an effect for S/ 9,249 thousand (S/ 32,100 thousand and S/ 53,400 thousand in 2023 and 2022, respectively) for the cash flow hedges reclassified from OCI (note 8.A).
[2]	For years 2024, 2023 and 2022, this includes S/ 256 thousand, S/ 339 thousand and S/ 304 thousand related to government grants of interest expenses (note 3.O), respectively.
[3]	The movement of contingent consideration is the following:
[4]	For years 2024, 2023 and 2022, this includes mainly cost of factoring for S/ 19,132 thousand, S/ 14,465 thousand and S/ 5,191 thousand, respectively.